Shareholder Report, Holdings (Details)	Mar. 31, 2026
Class I
Holdings [Line Items]
Percent of Net Asset Value	51.19%
Class I | U S Govt Treasury 4162026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.36%
Class I | U S Govt Treasury 6252026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
Class I | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
Class I | Verizon Communcations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Class I | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Class I | Altria Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Class I | Alamos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Class I | Kroger [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | The Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Class I | Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.75%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.32%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
Class I | Information Technolgy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Class I | Put Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Class I | U S Govt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.86%
Class I | Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
Class N | U S Govt Treasury 4162026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.36%
Class N | U S Govt Treasury 6252026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
Class N | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
Class N | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Class N | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Class N | Kroger [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class N | Verizon [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class N | Altria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Class N | Almos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Class N | The Travlers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
Class N | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Class N | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class N | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.75%
Class N | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%
Class N | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
Class N | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Class N | Put Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Class N | U S Govt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.86%
Class N | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Class N | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Class N | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.32%
Class N | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Class N | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
Class R | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
Class R | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Class R | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Class R | Altria Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Class R | Kroger [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R | Verizon [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | Almos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Class R | U S Govt Treasury 04162026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.36%
Class R | U S Govt Treasury 06252026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
Class R | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
Class R | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Class R | Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.55%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Class R | Put Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Class R | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.32%
Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
Class R | Consumers Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.75%
Class R | U S Govt Olbigations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.86%